UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21589

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2009 to January 31, 2010

Item 1:                   Schedule of Investments

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments

January 31, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (6.4%)
$50,000	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(AA, Aa2)	11/26/10	0.002	$52,120,000
16,000	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(AA, Aa2)	01/13/11	0.014	16,942,400
22,000	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa1)	03/23/10	0.071	38,860,800
33,500	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa1)	02/15/11	0.074	24,049,650
22,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	04/15/11	0.000	14,978,680
22,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	04/15/11	0.000	14,978,680
4,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	04/15/11	0.016	2,723,396
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $169,500,000)					164,653,606

UNITED STATES AGENCY OBLIGATIONS (76.0%)
25,000	Fannie Mae Discount Notes§	(AAA, Aaa)	04/01/10	0.120	24,995,083
77,000	Fannie Mae Discount Notes	(AAA, Aaa)	05/05/10	0.100	76,984,061
45,000	Fannie Mae Discount Notes	(AAA, Aaa)	05/12/10	0.180	44,990,010
34,500	Fannie Mae Discount Notes	(AAA, Aaa)	05/19/10	0.160	34,491,789
50,000	Fannie Mae Discount Notes	(AAA, Aaa)	05/25/10	0.180	49,987,450
123,000	Fannie Mae Discount Notes§	(AAA, Aaa)	06/01/10	0.143	122,959,041
365	Fannie Mae Discount Notes	(AAA, Aaa)	07/01/10	0.230	364,833
28,300	Fannie Mae Discount Notes	(AAA, Aaa)	10/01/10	0.350	28,256,248
20,000	Federal Farm Credit Bank#	(AAA, Aaa)	06/22/11	0.281	20,044,500
25,000	Federal Farm Credit Bank#	(AAA, Aaa)	10/07/11	0.233	25,043,000
105,000	Federal Farm Credit Bank#	(AAA, Aaa)	11/02/11	0.230	105,146,055
55,000	Federal Farm Credit Bank#	(AAA, Aaa)	01/13/12	0.534	55,418,660
50,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	04/12/10	0.090	49,994,150
75,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	04/13/10	0.090	75,491,091
50,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	04/23/10	0.105	49,993,250
32,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	04/27/10	0.100	31,995,456
50,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	04/28/10	0.130	49,992,850
25,000	Federal Home Loan Bank Discount Notes§	(AAA, Aaa)	05/21/10	0.150	24,993,950
25,000	Federal Home Loan Bank Discount Notes§	(AAA, Aaa)	05/24/10	0.160	24,993,775
20,000	Federal Home Loan Banks	(AAA, Aaa)	06/25/10	0.600	20,038,780
25,000	Federal Home Loan Banks	(AAA, Aaa)	10/25/10	0.500	25,057,975
25,000	Federal Home Loan Banks#	(AAA, Aaa)	11/08/10	0.620	25,100,125
38,925	Federal Home Loan Banks	(AAA, Aaa)	11/15/10	1.050	39,045,551
50,000	Federal Home Loan Banks#	(AAA, Aaa)	01/14/11	0.163	50,019,350
40,835	Federal Home Loan Banks§	(AAA, Aaa)	02/03/11	0.950	41,046,566
65,000	Federal Home Loan Banks	(AAA, Aaa)	02/07/11	1.000	65,289,640
27,000	Federal Home Loan Banks	(AAA, Aaa)	02/28/11	1.000	27,151,767
35,000	Federal Home Loan Banks§	(AAA, Aaa)	03/25/11	0.750	35,072,905
50,000	Federal Home Loan Banks#	(AAA, Aaa)	07/20/11	0.136	50,011,250
25,000	Federal Home Loan Banks Series 1§	(AAA, Aaa)	06/10/10	0.550	25,038,950
34,000	Federal Home Loan Banks Series 1#	(AAA, Aaa)	01/14/11	0.201	34,034,374
14,065	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	01/14/11	0.231	14,083,313
34,000	Federal Home Loan Mortgage Corp.§	(AAA, Aaa)	02/11/11	1.930	34,013,124
29,664	Federal Home Loan Mortgage Corp.#§	(AAA, Aaa)	04/01/11	0.311	29,719,709
38,190	Federal Home Loan Mortgage Corp.#§	(AAA, Aaa)	04/07/11	0.303	38,258,169
25,000	Federal Home Loan Mortgage Corp.	(AAA, Aaa)	06/17/11	0.353	25,027,400
40,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	02/02/12	1.000	39,975,820
10,482	Federal National Mortgage Association	(AAA, Aaa)	02/15/10	3.875	10,497,314
40,000	Freddie Mac Discount Notes§	(AAA, Aaa)	02/02/10	0.105	39,999,883
15,300	Freddie Mac Discount Notes§	(AAA, Aaa)	02/16/10	0.208	15,298,676
25,000	Freddie Mac Discount Notes	(AAA, Aaa)	02/23/10	0.125	24,998,090
30,000	Freddie Mac Discount Notes	(AAA, Aaa)	02/25/10	0.115	29,997,700
20,000	Freddie Mac Discount Notes	(AAA, Aaa)	02/26/10	0.105	19,998,542
25,000	Freddie Mac Discount Notes§	(AAA, Aaa)	03/15/10	0.205	24,994,021
46,750	Freddie Mac Discount Notes§	(AAA, Aaa)	03/22/10	0.235	46,735,047
87,000	Freddie Mac Discount Notes§	(AAA, Aaa)	04/01/10	0.110	86,984,316
48,921	Freddie Mac Discount Notes	(AAA, Aaa)	04/05/10	0.100	48,915,863
35,000	Freddie Mac Discount Notes§	(AAA, Aaa)	05/17/10	0.430	34,991,845

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS
$43,950	Freddie Mac Discount Notes	(AAA, Aaa)	05/26/10	0.210	$43,938,881
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $1,940,379,889)					1,941,470,198

UNITED STATES TREASURY OBLIGATIONS (2.1%)
25,000	United States Cash Management Bills§	(AAA, Aaa)	04/01/10	0.275	24,988,733
27,500	United States Cash Management Bills§	(AAA, Aaa)	07/15/10	0.350	27,484,077
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $52,444,885)					52,472,810

SHORT-TERM INVESTMENTS (22.7%)
4,391	State Street Bank and Trust Co. Euro Time Deposit		02/01/10	0.010	4,391,000

Number of Shares

575,205,807	State Street Navigator Prime Portfolio §§				575,205,807
TOTAL SHORT-TERM INVESTMENTS (Cost $579,596,807)					579,596,807

WHOLLY-OWNED SUBSIDIARY (16.0%)
128,930,400	Credit Suisse Cayman Commodity Fund I, Ltd.^ (Cost $288,165,827)				408,378,174

TOTAL INVESTMENTS AT VALUE (123.2%) (Cost $3,030,087,408)					3,146,571,595

LIABILITIES IN EXCESS OF OTHER ASSETS (-23.2%)					(593,417,819)

NET ASSETS (100.0%)					$2,553,153,776

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of January 31, 2010.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
^	Affiliated issuer.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Securities, options, futures contracts and other assets (including swaps and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$164,653,606	$—	$164,653,606
United States Agency Obligations	—	1,941,470,198	—	1,941,470,198
United States Treasury Obligations	—	52,472,810	—	52,472,810
Short-Term Investments	575,205,807	4,391,000	—	579,596,807
Wholly-Owned Subsidiary	—	408,378,174	—	408,378,174
Other Financial Instruments*	—	—	—	—
	$575,205,807	$2,571,365,788	$—	$3,146,571,595

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At January 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $3,030,087,408, $141,281,883, $(24,797,696) and $116,484,187, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 18, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 18, 2010